Investment in marketable securities	3 Months Ended
Mar. 31, 2020
Investment in marketable securities
Investment in marketable securities.

Note 5: Investment in marketable securities

The amortized cost, unrealized holding gains and losses and fair value of such securities were as follows:

	March 31, 2020
	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value
	(unaudited)
U.S. treasury bonds	$75,509	$175	$—	$75,684
Corporate bonds	34,768	—	(119)	34,649
Total	$110,277	$175	$(119)	$110,333

	December 31, 2019
	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value
U.S. treasury bonds	$75,340	$76	$—	$75,416
Corporate bonds	34,965	—	(17)	34,948
Total	$110,305	$76	$(17)	$110,364

As of December 31, 2018, the Company did not have any investment in marketable securities.

The following table summarizes the fair value and amortized cost of the available-for-sale securities by contractual maturity as of March 31, 2020 (unaudited):

	Amortized
	Cost	Fair Value
Due within one year	$96,225	$96,337
Due after one year through two years	14,052	13,996
Total	$110,277	$110,333